Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

	Shares/Units	Value
COMMON STOCKS: 81.9%
Apparel & Textiles: 2.3%
Levi Strauss & Co.	171,905	$3,133,828
Beverages - Soft: 1.4%
The Coca-Cola Co.	6,105	378,693
Primo Water Corp. #	96,980	1,488,643
		1,867,336
Building Products: 0.7%
Advanced Drainage Systems, Inc.	8,256	695,238
Owens Corning	1,846	176,847
		872,085
Business & Professional Services: 1.4%
Dun & Bradstreet Holdings, Inc.	156,717	1,839,858
Business Software & Services: 1.6%
Amdocs Limited #	15,274	1,466,762
Avid Technology, Inc.*	23,155	740,497
		2,207,259
Chemicals: 3.5%
DuPont de Nemours, Inc.	49,831	3,576,371
The Sherwin-Williams Co.	5,252	1,180,492
		4,756,863
Commercial Banks & Thrifts: 6.0%
American National Bankshares, Inc.	35,987	1,140,788
OceanFirst Financial Corp.	30,012	554,622
Primis Financial Corp.	353,147	3,400,806
Shore Bancshares, Inc.	123,112	1,758,039
WSFS Financial Corp.	33,305	1,252,601
		8,106,856
Commercial Services & Supplies: 3.2%
Johnson Controls International plc #	71,685	4,316,871
Computer Communications: 1.9%
Cisco Systems, Inc.	48,694	2,545,479
Diversified Financial Services: 0.4%
Cannae Holdings, Inc.*	28,822	581,628
Electrical Equipment & Instruments: 1.6%
Emerson Electric Co.	14,825	1,291,850
nVent Electric plc #	20,000	858,800
		2,150,650
Engineering & Construction: 9.0%
EMCOR Group, Inc.	33,710	5,480,909
MYR Group, Inc.*	52,341	6,595,489
		12,076,398
Exploration & Production: 2.2%
EOG Resources, Inc.	25,226	2,891,656
Food Distribution: 0.7%
US Foods Holding Corp.*	24,486	904,513
Healthcare Equipment & Supplies: 4.1%
Abbott Laboratories	10,500	1,063,230
Envista Holdings Corp.* #	29,886	1,221,740
Medtronic plc	39,666	3,197,873
		5,482,843
Information Technology Services: 7.6%
KBR, Inc.	184,585	10,161,404
Insurance: 3.8%
Chubb Limited #	10,868	2,110,348
W.R. Berkley Corp.	47,610	2,964,199
		5,074,547
Internet Retail: 1.0%
Amazon.com, Inc.*	13,170	1,360,329
Lodging: 1.8%
Wyndham Hotels & Resorts, Inc.	36,140	2,452,099
Media & Entertainment: 6.0%
Alphabet, Inc. - Class C*	34,964	3,636,256
Ziff Davis, Inc.*	56,985	4,447,679
		8,083,935
Oil Refining & Marketing: 0.2%
Phillips 66	2,813	285,182
Pharmaceuticals: 0.8%
Johnson & Johnson	7,337	1,137,235
Real Estate Investment Trust: 1.2%
American Homes 4 Rent	51,119	1,607,693
Specialty Retail: 1.0%
Leslie's, Inc.*	116,665	1,284,482
Specialty Chemicals: 0.7%
International Flavors & Fragrances, Inc.	10,754	988,938
Transaction Processing Services: 1.7%
Visa, Inc. - Class A	10,334	2,329,904
Transportation & Logistics: 1.5%
United Parcel Service, Inc. - Class B	10,356	2,008,960
Truck Dealerships: 1.0%
Rush Enterprises, Inc. - Class A	11,893	649,358
Rush Enterprises, Inc. - Class B	11,552	691,849
		1,341,207
Utilities: 1.5%
NextEra Energy, Inc.	26,555	2,046,859
Waste Management Services: 7.9%
Republic Services, Inc.	78,778	10,652,361
Wireless Telecommunication Services: 4.2%
T-Mobile USA, Inc.*	38,768	5,615,157
TOTAL COMMON STOCKS
(cost $61,267,960)		110,164,415

PREFERRED STOCKS: 1.8%
Oil & Gas Storage & Transportation: 1.8%
GasLog Partners LP, Series A, 8.625% # º	85,792	1,972,350
GasLog Partners LP, Series B, 10.705% # º	17,753	416,130
TOTAL PREFERRED STOCKS
(cost $1,940,802)		2,388,480

EXCHANGE TRADED FUNDS: 2.3%
Invesco Solar ETF*	39,959	3,102,017
TOTAL EXCHANGE TRADED FUNDS
(cost $1,337,586)		3,102,017
	Principal
CONVERTIBLE BONDS: 2.1%@
Commercial Banks & Thrifts: 0.3%
Hope Bancorp, Inc., 2.000%, 5/15/38	$346,000	336,485
Consumer Finance: 0.3%
LendingTree, Inc., 0.500%, 7/15/25	535,000	401,678
Healthcare Equipment & Supplies: 0.3%
Haemonetics Corp., 6.081%, 3/1/26+	500,000	426,741
Media & Entertainment: 0.7%
Ziff Davis, Inc., 1.750%, 11/1/26 144A	1,000,000	982,500
Real Estate Investment Trust: 0.5%
DigitalBridge Group, Inc., 5.000%, 4/15/23	703,000	706,518
TOTAL CONVERTIBLE BONDS
(cost $2,822,987)		2,853,922

CORPORATE BONDS: 9.4%@
Aerospace & Defense: 0.8%
TransDigm, Inc.,
6.375%, 6/5/26	1,091,000	1,067,603
7.500%, 3/15/27	44,000	43,935
		1,111,538
Auto Components: 0.3%
Dana Financing Luxembourg, 5.750%, 4/15/25 144A # *	180,000	177,984
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	296,000	286,531
		464,515
Building Products: 0.3%
Griffon Corp., 5.750%, 3/1/28	369,000	342,626
Casinos & Gaming: 0.2%
Scientific Games International, Inc., 8.625%, 7/1/25 144A	200,000	204,942
Chemicals: 0.1%
The Scotts Miracle-Gro Company, 4.500%, 10/15/29	120,000	103,311
Commercial Services & Supplies: 0.3%
Stericycle, Inc., 5.375%, 7/15/24 144A	375,000	372,528
Consumer Finance: 0.5%
Credit Acceptance Corp.,
5.125%, 12/31/24 144A	150,000	142,723
6.625%, 3/15/26	500,000	466,905
		609,628
Energy Equipment & Services: 0.0%
Weatherford International Ltd., 11.000%, 12/1/24 144A #	53,000	54,434
Energy Midstream: 0.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26 144A	100,000	101,922
New Fortress Energy, Inc., 6.750%, 9/15/25 144A	625,000	602,225
		704,147
Engineering & Construction: 0.2%
Williams Scotsman International, Inc., 6.125%, 6/15/25 144A	250,000	248,690
Exploration & Production: 0.1%
PDC Energy, Inc.,
6.125%, 9/15/24	111,000	110,667
5.750%, 5/15/26	80,000	77,986
		188,653
Food & Staples Retailing: 0.4%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.500%, 3/15/26 144A	250,000	256,740
Safeway, Inc., 7.450%, 9/15/27	273,000	277,409
		534,149
Healthcare Equipment & Supplies: 0.0%
Owens & Minor, Inc., 4.375%, 12/15/24	20,000	19,317
Healthcare Providers & Services: 0.2%
Encompass Health Corp., 5.750%, 9/15/25	243,000	241,375
Household & Personal Products: 0.5%
Coty, Inc., 6.500%, 4/15/26 144A	115,000	114,543
Spectrum Brands, Inc., 5.750%, 7/15/25	614,000	606,928
		721,471
Leisure: 0.1%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op., 6.500%, 10/1/28	80,000	77,709
Lodging: 0.4%
Arrow Bidco LLC, 9.500%, 3/15/24 144A	406,000	406,467
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28	141,000	126,179
		532,646
Machinery: 0.6%
EnPro Industries, Inc., 5.750%, 10/15/26	803,000	781,881
Media & Entertainment: 1.1%
Cinemark USA, Inc., 8.750%, 5/1/25 144A	500,000	510,910
iHeartCommunications, Inc., 8.375%, 5/1/27	1,361,000	991,373
		1,502,283
Metals & Mining: 0.9%
Arconic Corp., 6.000%, 5/15/25 144A	40,000	40,100
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	752,000	745,382
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	429,000	407,975
		1,193,457
Real Estate Investment Trust: 0.2%
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/27	350,000	288,262
Retail: 0.4%
Signet U.K. Finance plc, 4.700%, 6/15/24 #	510,000	499,198
Software & Services: 0.4%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26 144A	539,000	468,748
NortonLifeLock, Inc., 5.000%, 4/15/25 144A	50,000	49,152
		517,900
Trading Companies & Distributors: 0.2%
WESCO Distribution, Inc., 7.125%, 6/15/25 144A	200,000	203,484
Transportation: 0.1%
Uber Technologies, Inc., 7.500%, 5/15/25 144A	172,000	174,374
Utilities: 0.6%
NRG Energy, Inc.,
6.625%, 1/15/27	164,000	163,849
5.750%, 1/15/28	718,000	705,220
		869,069
TOTAL CORPORATE BONDS
(cost $13,509,071)		12,561,587
	Shares
SHORT-TERM INVESTMENTS: 1.8%
Money Market Funds: 1.8%^
First American Treasury Obligations Fund, Institutional Share Class, 4.717%º	2,453,590	2,453,590
TOTAL SHORT-TERM INVESTMENTS
(cost $2,453,590)		2,453,590
TOTAL INVESTMENTS IN SECURITIES
(cost $83,331,996): 99.3%		133,524,011
Other Assets and Liabilities 0.7%		973,989
NET ASSETS: 100.0%		$134,498,000

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2023, the value of  these investments was $5,520,441 or 4.1% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2023.
º	The coupon rate shown on variable rate securities represents the rates at March 31, 2023.
@	Level 2 Securities
+	Zero coupon bond. Yield to maturity shown.

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

The Board of Directors (the “Board”) has designated Corbyn as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. As such, the Adviser has adopted and implemented policies and procedures for making Fair Value determinations for the Fund’s assets in the absence of a market price for any asset where quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable, and the Adviser shall make such determinations in accordance with the Adviser’s fair valuation policy.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2023:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2023
	Level 1	Level 2	Level 3	Total
Common Stocks*	$110,164,415	$-	$-	$110,164,415
Preferred Stocks*	2,388,480	-	-	2,388,480
Exchange Traded Funds*	3,102,017	-	-	3,102,017
Convertible Bonds*	-	2,853,922	-	2,853,922
Corporate Bonds*	-	12,561,587	-	12,561,587
Short-Term Investments	2,453,590	-	-	2,453,590
Total	$118,108,502	$15,415,509	$-	$133,524,011

* See Schedule of Investments for industry breakdown.

The Fund did not have any Level 3 securities during the period ended March 31, 2023.